CHAPMAN AND CUTLER LLP                                   111 WEST MONROE STREET
                                                        CHICAGO, ILLINOIS 60603


                                  May 13, 2016


Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549


      Re:             First Trust Exchange-Traded AlphaDEX Fund
                         (File Nos. 333-140895 and 811-22019
                 -----------------------------------------------------


Ladies and Gentlemen:

      On behalf of First Trust Exchange-Traded AlphaDEX Fund (the "Registrant"), we are transmitting for electronic filing pursuant to Rule 497(e) under the Securities Act of 1933, as amended, the exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the copy of a supplement, in the form of a sticker, to the prospectus for the Registrant filed pursuant to Rule 497 on May 5, 2016. The Registration Statement relates to First Trust Mid Cap Growth AlphaDEX(R) Fund, a series of the Registrant.

      If you have any questions or comments, please telephone the undersigned at
(312) 845-3484.

                                               Very truly yours,

                                               CHAPMAN AND CUTLER LLP



                                               By: /s/ Morrison C. Warren
                                                   ---------------------------
                                                       Morrison C. Warren

Enclosures